UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21712

CLOUGH GLOBAL EQUITY FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Equity Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

December 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 101.43%
Consumer/Retail 5.06%
Anta Sports Products, Ltd.	707,400	$322,201
ASKUL Corp.	37,900	798,973
Belle International Holdings, Ltd.	928,000	407,112
China Dongxiang Group Co.	1,430,000	346,881
China Mengniu Dairy Co., Ltd.	325,000	422,699
Ctrip.com International, Ltd. - ADR	21,909	521,434
DSW, Inc.(a)	25,809	321,580
eBay, Inc.(a)	65,000	907,400
GOME Electrical Appliances Holdings, Ltd.(b)	2,744,500	396,614
Home Inns & Hotels Management, Inc. - ADR(a)	11,900	102,102
Jardine Matheson Holdings, Ltd.	60,343	1,116,346
Jardine Strategic Holdings, Ltd.	47,777	496,881
Kraft Foods, Inc.	61,700	1,656,645
Li Ning Co., Ltd.	122,000	190,473
Little Sheep Group, Ltd.(a) (c)	99,000	26,314
Parkson Retail Group, Ltd.	740,000	840,236
Ports Design, Ltd.	686,000	832,030
Pou Sheng International Holdings, Ltd.(a) (c)	1,382,000	148,004
Regal Hotels International Holdings, Ltd.	704,050	195,312
Shanghai Industrial Holdings, Ltd.	95,900	219,018
Swire Pacific, Ltd.	95,000	653,951
		10,922,206
Energy 11.61%
Coal 0.97%
Arch Coal, Inc.	26,436	430,642
CONSOL Energy, Inc.	40,214	1,149,316
Massey Energy Co.	10,100	139,279
Peabody Energy Corp.	15,938	362,590
		2,081,827
Exploration & Production 7.13%
Anadarko Petroleum Corp.	36,700	1,414,785
Chesapeake Energy Corp.	14,000	226,380
Devon Energy Corp.	16,335	1,073,373
InterOil Corp.(a)	50,075	688,531
Noble Energy, Inc.	69,050	3,398,640
OAO Gazprom - ADR	48,400	689,700
Occidental Petroleum Corp.	13,200	791,868
PetroHawk Energy Corp.(a)	94,092	1,470,658
Petroleo Brasileiro S.A. - ADR	17,700	433,473
Pioneer Natural Resources Co.	27,300	441,714
Range Resources Corp.	59,900	2,059,961
SAN Juan Basin Royalty TRUST	71,900	2,226,743
Southwestern Energy Co.(a)	16,100	466,417
		15,382,243
Oil Services & Drillers 3.36%
Diamond Offshore Drilling, Inc.	39,175	2,308,974
Hercules Offshore, Inc.(a)	19,282	91,590
Noble Corp.	20,000	441,200
Seadrill, Ltd.	41,700	328,140
Suncor Energy, Inc.	12,200	237,900
Transocean, Inc.(a)	74,203	3,506,091
Weatherford International, Ltd.(a)	13,680	148,018
Willbros Group, Inc.(a)	22,763	192,803
		7,254,716
Tankers 0.15%
Golar LNG, Ltd.	48,700	329,212

TOTAL ENERGY		25,047,998

Finance 10.91%
Banks 7.80%
Banco Bradesco S.A. - ADR	111,189	1,097,435
Banco Itau Holding Financeira S.A. - ADR	165,474	1,919,499
Bank Mandiri Persero Tbk PT	3,393,000	630,351
Bank of America Corp.	197,123	2,775,491
BlackRock Kelso Capital Corp.	177,200	1,747,192
Daishin Securities Co., Ltd. - GDR	129,500	331,067
Goldman Sachs Group, Inc.	12,200	1,029,558
Indochina Capital Vietnam Holdings, Ltd.(a)	300,000	742,500
Malayan Banking BHD	95,975	141,466
Morgan Stanley	112,400	1,802,896

Nomura Holdings, Inc. - ADR	33,268	277,788
PennantPark Investment Corp.	274,883	992,328
Public Bank BHD	571,900	1,462,808
Standard Chartered PLC	32,500	386,216
Unibanco - Uniao de Bancos Brasileiros - GDR	23,150	1,495,953
		16,832,548
Non-Bank 3.11%
Apollo Investment Corp.	455,026	4,236,292
Ares Capital Corp.	153,061	968,876
Broadridge Financial Solutions, Inc.	6,250	78,375
CME Group, Inc.	5,100	1,061,361
Hong Kong Exchanges & Clearing, Ltd.	25,200	239,313
Maiden Holdings, Ltd.(c)	40,100	125,513
		6,709,730
TOTAL FINANCE		23,542,278

Gold/Metals 2.77%
Agnico-Eagle Mines, Ltd.	44,100	2,263,653
Anglo American PLC - ADR	33,366	387,713
Freeport-McMoRan Copper & Gold, Inc.	52,600	1,285,544
Goldcorp, Inc.	64,580	2,036,207
		5,973,117
Health Care 2.39%
BioSphere Medical, Inc.(a) (d)	100,000	193,000
BioSphere Medical, Inc.(a)	121,100	233,723
Molecular Insight Pharmaceuticals, Inc.(a)	131,700	566,310
Pfizer, Inc.	235,600	4,172,476
		5,165,509
Industrial 8.62%
Aegean Marine Petroleum Network, Inc.	78,800	1,336,448
Altra Holdings, Inc.(a)	2,000	15,820
Bakrie Sumatera Plantations Tbk PT	2,431,400	57,997
Chicago Bridge & Iron Co.	188,360	1,893,018
China South Locomotive and Rolling Stock Corp.(a) (c)	2,333,000	1,267,314
Crown Holdings, Inc.(a)	66,600	1,278,720
Duke Energy Corp.	220,000	3,302,200
Foster Wheeler, Ltd.(a)	158,900	3,715,082
Jacobs Engineering Group, Inc.(a)	36,400	1,750,840
McDermott International, Inc.(a)	133,300	1,317,004
PT Astra International Tbk	1,712,300	1,657,318
Sinopec Shanghai Petrochemical Co., Ltd.	2,312,000	593,647
Textron, Inc.	12,800	177,536
Weichai Power Co., Ltd.	118,000	222,291
		18,585,235
Insurance 13.64%
ACE, Ltd.	41,800	2,212,056
Allstate Corp.	131,181	4,297,490
Aon Corp.	26,500	1,210,520
Arch Capital Group, Ltd.(a)	7,900	553,790
Everest Re Group, Ltd.	14,300	1,088,802
Fidelity National Financial, Inc.	385,200	6,837,300
Metlife, Inc.	44,178	1,540,045
Montpelier Re Holdings, Ltd.	264,800	4,445,992
PartnerRe, Ltd.	15,900	1,133,193
RenaissanceRe Holdings, Ltd.	21,700	1,118,852
The Travelers Cos., Inc.	110,500	4,994,600
		29,432,640
Metals & Mining 0.02%
First Uranium Corp.(a)	13,500	20,012
Uex Corp.(a)	3,500	1,871
Uranium One, Inc.(a)	4,000	5,800
Ur-Energy, Inc.(a)	46,900	26,214
		53,897
Real Estate 5.85%
Cheung Kong Holdings, Ltd.	477,500	4,516,108
Great Eagle Holdings, Ltd.	425,767	473,001
Hang Lung Group, Ltd.	62,000	187,595
Hang Lung Properties, Ltd.	205,000	445,434
Henderson Land Development Co., Ltd.	258,000	955,408
Hopewell Holdings, Ltd.	179,000	588,953
Hysan Development Co., Ltd.	749,361	1,210,549
Italian-Thai Development PLC	3,685,000	237,332
Kerry Properties, Ltd.	217,001	578,188
Sun Hung Kai Properties, Ltd.	270,800	2,257,190
Wharf Holdings, Ltd.	353,125	968,221
YNH Property BHD	640,150	209,066
		12,627,045

Real Estate Investment Trusts (REITS) 7.79%
Annaly Capital Management, Inc.	478,700	7,596,968
Anworth Mortgage Asset Corp.	212,642	1,367,288
Capstead Mortgage Corp.	59,000	635,430
Hatteras Financial Corp.(c)	86,400	2,298,240
Hatteras Financial Corp.	161,000	4,282,600
MFA Mortgage Investments, Inc.	107,300	631,997
Regal Real Estate Investment Trust	70,405	8,812
		16,821,335
Technology & Communications 19.35%
Applied Materials, Inc.	52,700	533,851
Cablevision Systems Corp.	28,700	483,308
Centron Telecom International Holdings, Ltd.	398,000	44,164
China Telecom Corp., Ltd.	1,180,000	440,014
Chunghwa Telecom Co., Ltd. - ADR	216,289	3,374,108
Cisco Systems, Inc.(a)	351,900	5,735,970
Comcast Corp.	205,500	3,318,825
EMC Corp.(a)	99,300	1,039,671
Honeywell International, Inc.	163,600	5,370,988
Intel Corp.	226,607	3,322,059
Magal Security Systems, Ltd.(a)	323,926	1,894,967
Microsoft Corp.	141,637	2,753,423
Net Servicos de Comunicacao S.A. - ADR	88,500	515,070
Nokia Corp - ADR	166,242	2,593,375
Oracle Corp.(a)	207,700	3,682,521
Qualcomm, Inc.	86,100	3,084,963
Radvision, Ltd.(a)	271,400	1,462,846
Sohu.com, Inc.(a)	17,600	833,184
Yahoo! Inc.(a)	104,200	1,271,240
		41,754,547
Transportation 1.86%
Babcock & Brown Air, Ltd. - ADR	96,200	651,274
Burlington Northern Santa Fe Corp.	28,500	2,157,735
Seaspan Corp.	135,000	1,200,150
		4,009,159
Utilities 11.56%
AES Corp.(a)	130,040	1,071,530
American Electric Power Co., Inc.	60,000	1,996,800
DPL, Inc.	70,500	1,610,220
Dynegy Inc. - Class A(a)	25,700	51,400
Enbridge, Inc.	46,600	1,493,314
Equitable Resources, Inc.	33,752	1,132,380
FirstEnergy Corp.	7,300	354,634
General Cable Corp.(a)	180,731	3,197,131
KBR, Inc.	170,737	2,595,202
National Fuel Gas Co.	9,673	303,055
NV Energy, Inc.	200,000	1,978,000
PG & E Corp.	75,000	2,903,250
Quanta Services, Inc.(a)	293,469	5,810,686
Williams Cos., Inc.	31,500	456,120
		24,953,722
TOTAL COMMON STOCKS (Cost $276,325,558)		218,888,688

EXCHANGE TRADED FUNDS 8.15%
iShares FTSE/Xinhua China 25 Index Fund	40,000	1,167,200
iShares MSCI Brazil	38,734	1,351,817
iShares MSCI Taiwan	77,941	591,572
iShares S&P Latin America 40 Fund	150,000	3,820,500
Oil Service HOLDRs Trust	98,400	7,257,000
Semiconductor HOLDRs Trust	88,600	1,568,220
SPDRS Gold Shares(a)	21,200	1,834,860

TOTAL EXCHANGE TRADED FUNDS (Cost $22,392,804)		17,591,169

CLOSED-END FUNDS 0.19%
The Ottoman Fund(a) (c)	835,800	408,569

TOTAL CLOSED-END FUNDS (Cost $1,453,874)		408,569

	Principal Amount
PARTICIPATION NOTES 0.17%
Cathay Financial Holding Co., Ltd.(a)	$332,000	369,249

TOTAL PARTICIPATION NOTES (Cost $374,662)		369,249

		Coupon Rate
CORPORATE BONDS 5.82%
ACE INA Holdings, Inc.
03/15/2018		5.800%	575,000	518,363
Allstate Life Global Funding Trusts
04/30/2013		5.375%	825,000	812,900
Anadarko Petroleum Corp.
09/15/2016		5.950%	575,000	508,658
Burlington Northern Santa Fe Corp.
05/01/2017		5.650%	600,000	577,047
Chubb Corp.
11/15/2011		6.000%	950,000	952,443
Comcast Cable Communications LLC
06/15/2013		7.125%	1,105,000	1,086,585
Comcast Corp.
03/15/2016		5.900%	300,000	286,856
CSX Corp.
08/01/2013		5.500%	1,000,000	941,207
Devon Financing Corp. ULC
09/30/2011		6.875%	425,000	429,157
Eaton Vance Corp.
10/02/2017		6.500%	900,000	798,762
Enbridge Energy Partners LP
03/01/2019		9.875%	575,000	579,607
Freeport-McMoRan Copper & Gold, Inc.
04/01/2015		8.250%	595,000	506,333
Hewlett-Packard Co.
03/01/2014		6.125%	525,000	558,692
TEPPCO Partners LP
02/01/2013		6.125%	895,000	796,977
The Travelers Cos., Inc.
06/15/2012		5.375%	830,000	828,833
05/15/2018		5.800%	435,000	419,796
Union Pacific Corp.
01/31/2013		5.450%	800,000	776,663
XTO Energy, Inc.
12/15/2013		5.750%	1,225,000	1,190,403

TOTAL CORPORATE BONDS (Cost $12,341,213)				12,569,282

ASSET/MORTGAGE BACKED SECURITIES 3.03%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037(e)		31.650%	1,914,960	2,230,559
Ginnie Mae I pool
Series 2008-696604, 08/15/2038		5.500%	2,193,111	2,264,205
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(e)		20.403%	855,086	838,701
Series 2007-37, Class SB, 03/20/2037(e)		20.403%	768,747	727,499
Series 2007-37, Class SY, 06/16/2037(e)		20.662%	495,829	478,793

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $6,044,084)				6,539,757

GOVERNMENT & AGENCY OBLIGATIONS 11.00%
U.S. Government Obligations 11.00%
U.S. Treasury Bond
02/15/2014		4.000%	7,000,000	7,936,257
05/15/2017		4.500%	2,000,000	2,347,502
08/15/2017		4.750%	11,250,000	13,454,303

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $21,097,871)				23,738,062

STRUCTURED NOTES 1.81%
Merrill Lynch & Co., Inc.
01/29/2022(b) (c) (e)		9.580%	7,500,000	3,900,000

TOTAL STRUCTURED NOTES (Cost $7,500,000)				3,900,000

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 8.86%
Purchased Call Options 0.00%(g)
Petroleo Brasileiro S.A.	January, 2009	$60.00	1,000	2,500

TOTAL PURCHASED CALL OPTIONS (Cost $1,023,055)				2,500

Purchased Put Options 8.86%
Oil Service HOLDRs Trust	January, 2009	160.00	1,600	13,784,000
S&P 500 Index	January, 2009	800.00	600	279,000
S&P 500 Index	January, 2009	830.00	500	420,000
S&P 500 Index	January, 2009	860.00	1,000	1,480,000
S&P 500 Index	February, 2009	875.00	750	3,165,000

TOTAL PURCHASED PUT OPTIONS (Cost $26,425,615)				19,128,000

TOTAL PURCHASED OPTIONS (Cost $27,448,670)				19,130,500

		7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS 7.65%
Dreyfus Treasury Prime Money Market Fund(f)		0.011%	16,509,845	16,509,845

TOTAL SHORT TERM INVESTMENTS (Cost $16,509,845)				16,509,845

Total Investments* - 148.11% (Cost $391,488,581)				319,645,121

Liabilities in Excess of Other Assets - (48.11%)				(103,822,524)

NET ASSETS - 100.00%				$215,822,597

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
General Cable Corp.	January, 2009	$17.50	50	$(7,375)
Petroleo Brasileiro S.A.	January, 2009	75.00	1,000	(2,500)

TOTAL CALL OPTIONS WRITTEN (Premiums received $479,199)				(9,875)

Put Options Written
Oil Service HOLDRs Trust	January, 2009	140.00	616	(4,074,840)
S&P 500 Index	January, 2009	700.00	600	(54,000)
S&P 500 Index	January, 2009	750.00	500	(95,000)
S&P 500 Index	January, 2009	775.00	1,000	(295,000)
S&P 500 Index	February, 2009	750.00	750	(903,750)

TOTAL PUT OPTIONS WRITTEN (Premiums received $14,055,589)				(5,422,590)

TOTAL OPTIONS WRITTEN (Premiums received $14,534,788)				$(5,432,465)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
3M Co.	(60,700)	$(3,492,678)
Amazon.com, Inc.	(23,800)	(1,220,464)
Ashland, Inc.	(7,500)	(78,825)
AutoZone, Inc.	(26,900)	(3,751,743)
Bill Barrett Corp.	(41,478)	(876,430)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(424,641)
Cimarex Energy Co.	(30,666)	(821,236)
Citigroup, Inc.	(404,800)	(2,716,208)
Consolidated Edison, Inc.	(14,000)	(545,020)
Costco Wholesale Corp.	(50,100)	(2,630,250)
DaVita, Inc.	(300)	(14,871)
Dawson Geophysical Co.	(2,740)	(48,800)
Euro Currency Trust	(2,600)	(363,714)
Financial Select Sector SPDR	(126,200)	(1,592,644)
General Electric Co.	(406,332)	(6,582,578)
Genuine Parts Co.	(23,215)	(878,920)
iShares Dow Jones U.S. Real Estate Index Fund	(108,583)	(4,042,545)
iShares S&P 500 Index Fund	(12,700)	(1,148,588)
Li & Fung, Ltd.	(168,000)	(287,869)
Nippon Steel Corp.	(360,000)	(1,151,682)

POSCO-ADR	(6,324)	(475,881)
Public Storage	(19,700)	(1,566,150)
Quest Diagnostics, Inc.	(8,700)	(451,617)
Simon Property Group, Inc.	(14,400)	(765,072)
Softbank Corp.	(30,400)	(537,575)
Sunoco, Inc.	(36,400)	(1,581,944)
Swift Energy Co.	(23,751)	(399,254)
Vertex Pharmaceuticals, Inc.	(7,700)	(233,926)

TOTAL SECURITIES SOLD SHORT (Proceeds $45,900,145)		$(38,681,125)

ADR - American Depositary Receipt

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

GDR - Global Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law.

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

* All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2008.

(a) Non-Income Producing Security.

(b) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2008, these securities had a total value of $4,296,614 or 1.99% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, these securities had a total value of $8,173,954 or 3.79% of net assets.

(d) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2008, these securities had a total value of $193,000 or 0.09% of net assets.

(e) Floating or variable rate security - rate disclosed as of December 31, 2008.

(f) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(g)  Amount represents less than 0.005% of net assets

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2008
Gross appreciation (excess of value over tax cost)	$13,121,945
Gross depreciation (excess of tax cost over value)	(96,744,637)
Net unrealized depreciation	$(83,622,692)
Cost of investments for income tax purposes	$403,267,813

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

December 31, 2008 (Unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Equity Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 25, 2005.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

There were no outstanding foreign currency contracts for the Fund as of December 31, 2008.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2008, securities which have been fair valued represented 1.99% of the Fund’s net assets.

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008.

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$295,870,219	$(44,113,590)
Level 2 - Other Significant Observable Inputs	23,774,902	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$319,645,121	$(44,113,590)

* Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 3/31/08	$937,500
Realized gain/(loss)	(812,500)
Change in unrealized appreciation/(depreciation)	—
Net purchases/(sales)	(125,000)
Transfers in and/or out of level 3	—
Balance as of 12/31/08	$—

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
March 31, 2008	—	$—
Positions opened	3,052	1,948,030
Options expired	—	—
Options closed	(2,002)	(1,468,831)

Outstanding, December 31, 2008	1,050	$479,199
Market Value, December 31, 2008		$(9,875)

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of
March 31, 2008	12,250	$5,611,019
Positions opened	14,950	19,707,859
Options exercised	(12,484)	(6,353,163)
Options expired	(11,250)	(4,910,126)

Outstanding, December 31, 2008	3,466	$14,055,589
Market Value, December 31, 2008		$(5,422,590)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

2.  Recent Accounting Pronouncements: In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 2, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 2, 2009